Derivatives and hedge accounting - Offsetting (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial assets	kr 8,185	kr 13,328
Amounts offset in the Statement of Financial Position	(1,465)	(2,685)
Net amounts of financial assets presented in the Statement of Financial Position	6,721	10,643
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(2,124)	(1,881)
Cash collateral received	(4,339)	(7,997)
Net amount	258	765
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	10,452	7,912
Amounts offset in the Statement of Financial Position	(1,465)	(2,685)
Net amounts of financial liabilities presented in the Statement of Financial Position	8,988	5,227
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(2,124)	(1,881)
Cash collateral paid	(6,560)	(3,170)
Net amount	kr 303	kr 176